Portfolio of Investments – as of June 30, 2026 (Unaudited)
Natixis Loomis Sayles Dynamic Core Plus ETF

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 81.0% of Net Assets

Non-Convertible Bonds — 81.0%
	ABS Other — 1.5%
$180,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	$179,483
130,303	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	131,031
175,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	176,004
125,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	125,197
174,562	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	176,812
		788,527
	Aerospace & Defense — 0.4%
41,000	Boeing Co., 5.705%, 5/01/2040	41,691
41,000	Boeing Co., 6.298%, 5/01/2029	42,682
41,000	Boeing Co., 6.858%, 5/01/2054	46,079
41,000	Embraer Netherlands Finance BV, 5.980%, 2/11/2035	42,778
41,000	Honeywell Aerospace, Inc., 5.852%, 3/16/2066(a)	41,311
		214,541
	Airlines — 0.4%
35,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	35,068
29,167	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	29,142
55,000	Latam Airlines Group SA, 7.875%, 4/15/2030(a)	57,227
25,000	United Airlines Holdings, Inc., 5.375%, 3/01/2031	24,820
36,425	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	37,802
41,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	40,432
		224,491
	Automotive — 1.1%
25,000	Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.375%, 4/15/2034(a)	24,950
20,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	17,886
41,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	39,850
41,000	Hyundai Capital America, 4.800%, 1/10/2033(a)	40,140
41,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	41,592
41,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	42,083
82,000	Lear Corp., 5.250%, 5/15/2049	74,310
35,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	35,859
35,000	Phinia, Inc., 6.750%, 4/15/2029(a)	35,844
205,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	215,800
		568,314
	Banking — 4.8%
41,000	American Express Co., (fixed rate to 11/08/2035, variable rate thereafter), 5.412%, 2/08/2041	40,938
41,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	41,190
41,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	41,862
41,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	40,722
41,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	41,546
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$205,000	CaixaBank SA, (fixed rate to 3/15/2029, variable rate thereafter), 5.673%, 3/15/2030(a)	$209,596
41,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	43,384
41,000	Citigroup, Inc., (fixed rate to 9/11/2030, variable rate thereafter), 4.503%, 9/11/2031	40,466
41,000	Citigroup, Inc., (fixed rate to 9/11/2035, variable rate thereafter), 5.174%, 9/11/2036	40,772
205,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	221,295
34,850	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	38,005
41,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	40,030
41,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	39,939
41,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	40,651
41,000	Huntington Bancshares, Inc., (fixed rate to 10/28/2035, variable rate thereafter), 5.605%, 1/28/2041	40,197
205,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	193,489
41,000	JPMorgan Chase & Co., (fixed rate to 1/22/2031, variable rate thereafter), 4.347%, 1/22/2032	40,163
41,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	39,925
41,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	38,508
41,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	42,150
41,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	38,281
41,000	M&T Bank Corp., MTN, (fixed rate to 1/16/2035, variable rate thereafter), 5.385%, 1/16/2036	40,977
41,000	Morgan Stanley, 3.591%, 7/22/2028(b)	40,551
41,000	Morgan Stanley, (fixed rate to 1/16/2031, variable rate thereafter), 4.493%, 1/16/2032	40,203
41,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	41,249
41,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	41,323
205,000	Norinchukin Bank, 5.094%, 10/16/2029(a)	206,400
41,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	41,034
41,000	PNC Financial Services Group, Inc., (fixed rate to 1/25/2036, variable rate thereafter), 5.423%, 1/25/2041	40,280
205,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	214,676
41,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	39,969
41,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	40,989
287,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	263,396
41,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	40,028
41,000	Wells Fargo & Co., (fixed rate to 12/03/2034, variable rate thereafter), 5.211%, 12/03/2035	40,928
		2,485,112
	Brokerage — 0.5%
25,000	BGC Group, Inc., 6.150%, 4/02/2030	25,510
41,000	Blue Owl Finance LLC, 4.375%, 2/15/2032	37,647

Principal Amount (‡)	Description	Value (†)

	Brokerage — continued
$41,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	$41,828
25,000	Citadel LP, 6.000%, 1/23/2030(a)	25,704
25,000	Citadel LP, 6.375%, 1/23/2032(a)	26,026
41,000	Jefferies Financial Group, Inc., 5.500%, 2/15/2036	39,565
41,000	Marex Group PLC, 6.404%, 11/04/2029	41,990
25,000	TPG Operating Group II LP, 4.875%, 5/15/2031	24,647
		262,917
	Building Materials — 0.1%
41,000	Cemex SAB de CV, 5.750%, 6/05/2036	40,857
25,000	QXO Building Products, Inc., 6.500%, 7/15/2031(a)	25,479
		66,336
	Cable Satellite — 0.5%
40,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	33,861
39,000	Space Exploration Technologies Corp., 5.350%, 7/15/2031(a)	38,898
47,000	Space Exploration Technologies Corp., 6.650%, 7/15/2056(a)	45,346
41,000	Time Warner Cable LLC, 4.500%, 9/15/2042	30,901
30,000	Time Warner Cable LLC, 5.875%, 11/15/2040	26,827
41,000	Time Warner Cable LLC, 6.550%, 5/01/2037	40,642
25,000	Time Warner Cable LLC, 6.750%, 6/15/2039	24,470
		240,945
	Chemicals — 0.5%
35,000	Celanese U.S. Holdings LLC, 7.165%, 7/15/2027	35,841
41,000	Eastman Chemical Co., 5.000%, 8/01/2029	41,235
41,000	LYB International Finance III LLC, 5.500%, 3/01/2034	40,650
45,000	Methanex U.S. Operations, Inc., 6.250%, 3/15/2032(a)	45,569
35,000	Qnity Electronics, Inc., 5.750%, 8/15/2032(a)	35,186
80,000	Westlake Corp., 3.375%, 8/15/2061	48,066
		246,547
	Collateralized Mortgage Obligations — 0.6%
331,409	Federal Home Loan Mortgage Corp. STRIPS, Series 451, Class AB, 4.000%, 6/25/2027(c)	329,983
	Construction Machinery — 0.1%
35,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	36,245
	Diversified Manufacturing — 0.4%
82,000	Hubbell, Inc., 4.900%, 6/15/2033	81,385
82,000	Hubbell, Inc., 5.150%, 6/15/2036	81,637
40,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	37,402
		200,424
	Electric — 2.3%
25,000	AES Corp., 3.950%, 7/15/2030(a)	23,949
82,000	Alliant Energy Corp., (fixed rate to 1/01/2031, variable rate thereafter), 5.750%, 4/01/2056	81,071
82,000	Ameren Corp., 5.000%, 5/15/2036	80,052
41,000	CenterPoint Energy, Inc., (fixed rate to 1/01/2031, variable rate thereafter), 5.950%, 4/01/2056	40,981
35,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	32,463
144,400	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	148,944
41,000	Dominion Energy, Inc., (fixed rate to 11/15/2030, variable rate thereafter), 6.000%, 2/15/2056	41,182
25,000	DPL LLC, 4.350%, 4/15/2029	24,220
60,000	Enel Americas SA, 4.000%, 10/25/2026	59,842
41,000	Entergy Corp., 2.800%, 6/15/2030	38,089
35,000	NRG Energy, Inc., 5.750%, 1/15/2034(a)	34,727
41,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	37,820
41,000	Public Service Co. of Colorado, 5.350%, 5/15/2034	41,609
Principal Amount (‡)	Description	Value (†)

	Electric — continued
$164,000	RWE Finance U.S. LLC, 5.125%, 9/18/2035(a)	$160,054
41,000	Southern California Edison Co., 6.200%, 9/15/2055	40,761
82,000	Southern Co., (fixed rate to 1/01/2033, variable rate thereafter), 6.000%, 4/01/2058	82,197
41,000	Vistra Operations Co. LLC, 5.250%, 4/30/2033(a)	40,697
41,000	Vistra Operations Co. LLC, 5.550%, 4/30/2036(a)	40,790
41,000	WEC Energy Group, Inc., (fixed rate to 2/15/2031, variable rate thereafter), 5.625%, 5/15/2056	40,752
41,000	Xcel Energy, Inc., 5.450%, 8/15/2033	41,733
41,000	Xcel Energy, Inc., (fixed rate to 9/03/2031, variable rate thereafter), 5.750%, 12/03/2056	40,519
		1,172,452
	Finance Companies — 2.0%
41,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	39,754
25,000	Apollo Debt Solutions BDC, 5.200%, 12/08/2028(a)	24,614
82,000	ARES Capital Corp., 5.800%, 3/08/2032	81,258
41,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	41,407
41,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	40,999
41,000	Blue Owl Technology Finance Corp., 6.100%, 3/15/2028	40,866
41,000	GATX Corp., 6.050%, 3/15/2034	42,981
41,000	GATX Corp., 6.050%, 6/05/2054	41,391
25,000	Goldman Sachs Private Credit Corp., 5.050%, 2/23/2028	24,865
41,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	41,038
20,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028	19,776
82,000	Hercules Capital, Inc., 6.000%, 6/16/2030	81,860
41,000	HPS Corporate Lending Fund, 4.900%, 9/11/2028	40,186
25,000	HPS Corporate Lending Fund, 5.650%, 4/02/2031(a)	24,265
15,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	15,440
41,000	Main Street Capital Corp., 6.950%, 3/01/2029	42,162
41,000	MSD Investment Corp., 6.250%, 5/31/2030	40,580
15,000	Navient Corp., 4.875%, 3/15/2028	14,714
15,000	Navient Corp., 5.000%, 3/15/2027	14,882
35,000	OneMain Finance Corp., 6.625%, 5/15/2029	35,688
35,000	Rocket Cos., Inc., 6.125%, 8/01/2030(a)	35,601
35,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	32,752
35,000	Sixth Street Lending Partners, 5.750%, 1/15/2030	34,773
82,000	Sixth Street Lending Partners, 6.125%, 7/15/2030	82,454
20,000	Sixth Street Specialty Lending, Inc., 5.625%, 8/15/2030	19,816
41,000	Sumisho Air Lease Corp., 4.850%, 3/24/2031(a)	40,572
41,000	Sumisho Air Lease Corp., 5.500%, 3/24/2036(a)	40,842
		1,035,536
	Food & Beverage — 0.3%
41,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 7.250%, 11/15/2053	44,919
41,000	Kellanova, 5.250%, 3/01/2033	41,766
41,000	Mars, Inc., 4.800%, 3/01/2030(a)	41,122
30,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	27,527
		155,334
	Gaming — 0.1%
30,000	MGM Resorts International, 6.500%, 4/15/2032	30,007
	Government Owned - No Guarantee — 0.8%
287,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	285,986
70,000	Ecopetrol SA, 7.750%, 2/01/2032	73,294
60,000	Ecopetrol SA, 8.375%, 1/19/2036	64,982
		424,262

Principal Amount (‡)	Description	Value (†)

	Health Care REITs — 0.1%
$20,000	Alexandria Real Estate Equities, Inc., 1.875%, 2/01/2033	$16,325
41,000	Welltower OP LLC, 5.125%, 7/01/2035	41,156
		57,481
	Health Insurance — 0.4%
65,000	Centene Corp., 3.375%, 2/15/2030	60,579
50,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.450%, 6/15/2034(a)	50,246
50,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	50,865
41,000	UnitedHealth Group, Inc., 5.150%, 7/15/2034	41,373
		203,063
	Healthcare — 0.7%
41,000	Abbott Laboratories, 4.300%, 3/15/2033	39,768
82,000	Cencora, Inc., 4.900%, 2/13/2036	79,894
41,000	CVS Health Corp., 4.780%, 3/25/2038	38,440
82,000	HCA, Inc., 4.625%, 3/15/2052	66,760
41,000	HCA, Inc., 5.600%, 4/01/2034	41,865
82,000	HCA, Inc., 5.750%, 3/01/2035	84,527
		351,254
	Home Construction — 0.3%
82,000	Lennar Corp., 5.200%, 7/30/2030	82,901
82,000	Sekisui House U.S., Inc., 3.966%, 8/06/2061	54,014
35,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	36,021
		172,936
	Independent Energy — 1.3%
164,000	Aker BP ASA, 5.250%, 10/30/2035(a)	160,243
41,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	36,075
35,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	35,282
50,000	Devon Energy Corp., 4.500%, 1/15/2030	49,592
41,000	EQT Corp., 3.900%, 10/01/2027	40,635
205,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	208,975
35,000	SM Energy Co., 6.750%, 8/01/2029(a)	35,638
35,000	SM Energy Co., 7.000%, 8/01/2032(a)	35,322
41,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	41,653
		643,415
	Life Insurance — 0.8%
55,000	Athene Global Funding, 2.717%, 1/07/2029(a)	51,883
123,000	Belrose Funding Trust II, 6.792%, 5/15/2055(a)	125,941
41,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	41,371
41,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	41,391
30,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	30,643
100,000	Omnis Funding Trust, 6.722%, 5/15/2055(a)	104,122
		395,351
	Lodging — 0.0%
25,000	Choice Hotels International, Inc., 3.700%, 1/15/2031	23,587
	Media Entertainment — 0.8%
41,000	AppLovin Corp., 5.375%, 12/01/2031	41,572
41,000	AppLovin Corp., 5.500%, 12/01/2034	41,371
70,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	71,411
41,000	Meta Platforms, Inc., 4.875%, 11/15/2035	39,900
41,000	Meta Platforms, Inc., 5.250%, 5/15/2036	40,710
41,000	Meta Platforms, Inc., 5.625%, 11/15/2055	37,152
82,000	Meta Platforms, Inc., 5.750%, 11/15/2065	73,663
41,000	Meta Platforms, Inc., 6.300%, 5/15/2056	40,812
25,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	26,153
		412,744
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — 1.0%
$205,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	$210,372
35,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	33,299
50,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	51,244
41,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	37,374
41,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	42,026
55,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	57,978
35,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	33,118
50,000	Vale Overseas Ltd., 6.400%, 6/28/2054	51,025
		516,436
	Midstream — 1.3%
41,000	Enbridge, Inc., 4.900%, 6/20/2030	41,138
55,000	Energy Transfer LP, 5.400%, 10/01/2047	49,872
41,000	Energy Transfer LP, 5.950%, 10/01/2043	40,242
41,000	Energy Transfer LP, 6.500%, 2/01/2042	43,323
50,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	50,826
41,000	NGPL PipeCo LLC, 5.600%, 8/15/2036(a)	40,774
41,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 1/15/2031	40,646
41,000	Plains All American Pipeline LP/PAA Finance Corp., 5.600%, 1/15/2036	41,116
80,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	70,903
41,000	Targa Resources Corp., 4.350%, 4/15/2031	40,053
41,000	Targa Resources Corp., 5.500%, 2/15/2035	41,385
41,000	Targa Resources Corp., 6.050%, 5/15/2056	40,554
41,000	Transcontinental Gas Pipe Line Co. LLC, 5.100%, 3/15/2036	40,590
35,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(a)	33,388
25,000	Venture Global LNG, Inc., 6.625%, 6/15/2036(a)	24,642
20,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	21,950
20,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	22,430
		683,832
	Mortgage Related — 21.8%
255,493	Federal Home Loan Mortgage Corp., 1.500%, 2/01/2051	190,492
267,515	Federal Home Loan Mortgage Corp., 1.500%, 4/01/2051	199,456
1,459,526	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2053	1,273,495
581,763	Federal Home Loan Mortgage Corp., 3.500%, 12/01/2052	528,170
211,817	Federal Home Loan Mortgage Corp., 4.000%, 3/01/2056	198,024
565,919	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2056	542,354
310,000	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2041	311,455
248,315	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2055	245,544
920,530	Federal Home Loan Mortgage Corp., 5.500%, 1/01/2055	924,761
329,000	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2056	330,259
723,627	Federal National Mortgage Association, 2.000%, 3/01/2051	578,312
277,326	Federal National Mortgage Association, 2.000%, 4/01/2051	221,633

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$2,211,177	Federal National Mortgage Association, 2.500%, 7/01/2053	$1,850,989
85,064	Federal National Mortgage Association, 5.000%, 1/01/2053	84,583
2,479,447	Federal National Mortgage Association, 5.000%, 5/01/2056	2,437,924
323,000	Federal National Mortgage Association, 6.000%, 7/01/2056	330,466
437,934	Federal National Mortgage Association, 6.500%, 12/01/2054	459,812
522,958	Government National Mortgage Association, 5.000%, 5/20/2056	515,954
		11,223,683
	Natural Gas — 0.2%
60,000	Boston Gas Co., 3.001%, 8/01/2029(a)	56,859
41,000	Sempra, 5.250%, 3/15/2036	40,462
		97,321
	Non-Agency Commercial Mortgage-Backed Securities — 0.4%
195,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	181,421
	Oil Field Services — 0.1%
41,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.650%, 6/15/2033	40,089
	Other REITs — 0.3%
41,000	EPR Properties, 3.600%, 11/15/2031	37,552
25,000	Prologis Targeted U.S. Logistics Fund LP, 4.250%, 1/15/2031(a)	24,362
41,000	Prologis Targeted U.S. Logistics Fund LP, 4.750%, 1/15/2036(a)	39,315
15,000	Starwood Property Trust, Inc., 5.250%, 10/15/2028(a)	14,932
15,000	Starwood Property Trust, Inc., 5.750%, 1/15/2031(a)	14,906
15,000	Starwood Property Trust, Inc., 6.500%, 7/01/2030(a)	15,318
		146,385
	Paper — 0.7%
205,000	Celulosa Arauco y Constitucion SA, 6.180%, 5/05/2032(a)	205,116
200,000	Inversiones CMPC SA, 3.000%, 4/06/2031(a)	175,402
		380,518
	Pharmaceuticals — 1.2%
82,000	Amgen, Inc., 5.750%, 3/02/2063	79,515
82,000	Biogen, Inc., 3.150%, 5/01/2050	53,392
41,000	CSL Finance PLC, 4.950%, 4/27/2062(a)	34,835
41,000	Merck & Co., Inc., 4.750%, 12/04/2035	40,174
82,000	Novartis Capital Corp., 4.900%, 3/18/2036	81,493
41,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	40,606
205,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	212,717
82,000	Viatris, Inc., 4.000%, 6/22/2050	56,290
		599,022
	Property & Casualty Insurance — 0.3%
50,000	Essent Group Ltd., 6.250%, 7/01/2029	51,546
85,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	59,488
41,000	SiriusPoint Ltd., 7.000%, 4/05/2029	42,826
		153,860
	Retailers — 0.6%
41,000	Amazon.com, Inc., 4.350%, 3/20/2033	39,909
Principal Amount (‡)	Description	Value (†)

	Retailers — continued
$82,000	Amazon.com, Inc., 4.550%, 3/13/2033	$80,664
82,000	Amazon.com, Inc., 5.800%, 3/13/2056	81,477
82,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	59,665
50,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	47,402
25,000	Wayfair LLC, 7.125%, 5/31/2034(a)	25,704
		334,821
	Sovereigns — 0.4%
205,000	Mexico Government International Bonds, 5.375%, 3/22/2033	200,295
	Supermarkets — 0.1%
41,000	Kroger Co., 5.500%, 9/15/2054	38,456
	Technology — 3.0%
82,000	Alphabet, Inc., 5.750%, 2/15/2066	81,122
35,000	Amkor Technology, Inc., 5.875%, 10/01/2033(a)	35,122
25,000	Beacon Point DC LLC, 6.129%, 11/30/2042(a)	25,215
25,000	Black Pearl Compute LLC, 6.125%, 2/15/2031(a)	25,320
35,000	Block, Inc., 5.625%, 8/15/2030(a)	35,088
82,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	69,656
41,000	Broadcom, Inc., 4.600%, 1/15/2033	40,219
41,000	Broadcom, Inc., 5.700%, 1/15/2056	40,681
41,000	CGI, Inc., 4.950%, 3/14/2030	40,821
82,000	Corning, Inc., 5.450%, 11/15/2079	76,025
82,000	Equinix Asia Financing Corp. Pte. Ltd., 4.400%, 3/15/2031	80,150
41,000	Flex Ltd., 5.250%, 1/15/2032	41,051
205,000	Foundry JV Holdco LLC, 5.875%, 1/25/2034(a)	208,291
50,000	Gartner, Inc., 3.625%, 6/15/2029(a)	47,286
65,000	Global Payments, Inc., 4.150%, 8/15/2049	47,424
41,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	44,030
25,000	HUT 8 DC LLC, 6.192%, 11/15/2042(a)	25,322
55,000	Ingram Micro, Inc., 4.750%, 5/15/2029(a)	54,016
41,000	Intel Corp., 5.300%, 5/15/2036	40,795
35,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	33,476
41,000	Jabil, Inc., 3.000%, 1/15/2031	37,692
41,000	NetApp, Inc., 5.700%, 3/17/2035	41,944
82,000	Oracle Corp., 4.100%, 3/25/2061	50,158
41,000	Oracle Corp., 4.800%, 9/26/2032	39,012
41,000	Oracle Corp., 6.550%, 2/04/2046	38,650
82,000	Salesforce, Inc., 5.550%, 3/15/2036	81,938
41,000	Synopsys, Inc., 5.000%, 4/01/2032	41,072
40,000	TD SYNNEX Corp., 5.300%, 10/10/2035	39,376
25,000	TD SYNNEX Corp., 6.100%, 4/12/2034	26,016
41,000	VMware LLC, 2.200%, 8/15/2031	36,107
		1,523,075
	Tobacco — 0.2%
41,000	BAT Capital Corp., 5.625%, 8/15/2035	42,251
41,000	BAT Capital Corp., 6.250%, 8/15/2055	41,965
		84,216
	Transportation Services — 0.2%
82,000	ERAC USA Finance LLC, 4.700%, 4/30/2031(a)	81,748
	Treasuries — 27.5%
2,571,000	Brazil Government International Bonds, 10.250%, 1/10/2028, (BRL)	489,931
44,125(d )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	255,631
1,025,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	686,990
1,517,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	1,050,582
451,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	328,913
451,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	344,962
287,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	236,304

Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$82,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	$68,422
205,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	163,936
123,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	108,985
451,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	398,624
41,000	U.S. Treasury Bonds, 4.125%, 8/15/2044	37,079
656,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	573,026
164,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	146,332
205,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	195,231
163,000	U.S. Treasury Bonds, 4.500%, 11/15/2054	151,736
451,000	U.S. Treasury Bonds, 4.625%, 11/15/2044	434,634
41,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	38,939
82,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	80,655
41,000	U.S. Treasury Bonds, 4.750%, 5/15/2055	39,772
569,000	U.S. Treasury Bonds, 4.750%, 2/15/2056	552,730
301,000	U.S. Treasury Bonds, 5.000%, 5/15/2056	304,198
2,616,328	U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/2030(e)	2,540,303
164,000	U.S. Treasury Notes, 2.750%, 8/15/2032	150,617
943,000	U.S. Treasury Notes, 3.375%, 5/15/2033	890,656
820,000	U.S. Treasury Notes, 3.500%, 2/15/2033	782,363
369,000	U.S. Treasury Notes, 3.750%, 10/31/2032	358,089
246,000	U.S. Treasury Notes, 3.875%, 8/31/2032	240,696
82,000	U.S. Treasury Notes, 3.875%, 9/30/2032	80,184
164,000	U.S. Treasury Notes, 3.875%, 8/15/2033	159,477
615,000	U.S. Treasury Notes, 4.000%, 11/15/2035	594,916
661,000	U.S. Treasury Notes, 4.125%, 6/30/2031	658,676
205,000	U.S. Treasury Notes, 4.125%, 11/15/2032	203,158
656,000	U.S. Treasury Notes, 4.250%, 8/15/2035	647,646
124,000	U.S. Treasury Notes, 4.375%, 5/15/2036	123,341
		14,117,734
	Wireless — 0.5%
225,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	209,954
82,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	53,489
		263,443
	Wirelines — 0.4%
82,000	AT&T, Inc., 3.500%, 9/15/2053	53,233
82,000	AT&T, Inc., 3.550%, 9/15/2055	52,804
82,000	AT&T, Inc., 3.650%, 9/15/2059	52,407
82,000	AT&T, Inc., 3.800%, 12/01/2057	54,725
		213,169
	Total Non-Convertible Bonds (Identified Cost $41,582,019)	41,621,328
	Total Bonds and Notes (Identified Cost $41,582,019)	41,621,328

Collateralized Loan Obligations — 8.8%
500,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, 3 mo. USD SOFR + 1.410%, 5.085%, 7/20/2038(a)(b)	501,302
Principal Amount (‡)	Description	Value (†)

$500,000	Blackrock DLF CLO LLC, Series 2026-2A, Class A2, 3 mo. USD SOFR + 1.800%, 5.503%, 7/25/2034(a)(b)	$502,110
500,000	CIFC Funding Ltd., Series 2023-1A, Class D1R, 3 mo. USD SOFR + 2.600%, 6.273%, 10/15/2038(a)(b)	501,394
500,000	Columbia Cent CLO 29 Ltd., Series 2020-29A, Class BRR, 3 mo. USD SOFR + 1.800%, 5.475%, 10/20/2034(a)(b)	501,200
500,000	Golub Capital CLO 88 B Ltd., Series 2026-88A, Class A1, 3 mo. USD SOFR + 1.250%, 4.930%, 4/17/2038(a)(b)	500,250
500,000	Golub Capital Partners CLO 58B-R Ltd., Series 2021-58A, Class CR, 3 mo. USD SOFR + 1.950%, 5.617%, 10/25/2037(a)(b)	500,833
500,000	Neuberger Berman Loan Advisers CLO 56 Ltd., Series 2024-56A, Class D, 3 mo. USD SOFR + 3.100%, 6.767%, 7/24/2037(a)(b)	500,500
500,000	OCP CLO Ltd., Series 2021-21A, Class AR, 3 mo. USD SOFR + 1.180%, 4.855%, 1/20/2038(a)(b)	499,653
500,000	Octagon 56 Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 5.585%, 10/15/2034(a)(b)	500,282
	Total Collateralized Loan Obligations (Identified Cost $4,508,525)	4,507,524

Shares
Affiliated Mutual Funds — 4.7%
303,030	Loomis Sayles Securitized Asset Fund (Identified Cost$2,400,000)	2,393,939

Principal Amount (‡)
Short-Term Investments — 5.0%
$959,042	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $959,099 on 7/01/2026 collateralized by $977,600 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $978,408 including accrued interest(f)	959,042
442,000	U.S. Treasury Bills, 3.560%, 7/14/2026(g)	441,429
578,000	U.S. Treasury Bills, 3.575%, 7/02/2026(g)	577,942
435,000	U.S. Treasury Bills, 3.595%, 7/07/2026(g)	434,742
180,000	U.S. Treasury Bills, 3.618%, 8/06/2026(g)	179,349
	Total Short-Term Investments (Identified Cost $2,592,504)	2,592,504
	Total Investments — 99.5% (Identified Cost $51,083,048)	51,115,295
	Other assets less liabilities — 0.5%	258,059
	Net Assets — 100.0%	$51,373,354

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to $12,068,973 or 23.5% of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Amount shown represents units. One unit represents a principal amount of 100.
(e)	Treasury Inflation Protected Security (TIPS).
(f)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

BRL	Brazilian Real
MXN	Mexican Peso

Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended June 30, 2026, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of June 30, 2026	Distribution Received(2)
Loomis Sayles Securitized Asset Fund	$ —	$2,400,000	$ —	$ —	$(6,061)	$2,393,939	303,030	$ —

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	65	$13,395,182	$13,398,633	$3,451
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	25	2,675,627	2,676,172	545
Total					$3,996

At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	12	$1,350,354	$1,349,625	$729
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$ —	$ —	$329,983	$329,983
All Other Non-Convertible Bonds(a)	—	41,291,345	—	41,291,345
Total Bonds and Notes	—	41,291,345	329,983	41,621,328
Collateralized Loan Obligations	—	4,507,524	—	4,507,524
Affiliated Mutual Funds	2,393,939	—	—	2,393,939
Short-Term Investments	—	2,592,504	—	2,592,504
Total Investments	2,393,939	48,391,373	329,983	51,115,295
Futures Contracts (unrealized appreciation)	4,725	—	—	4,725
Total	$2,398,664	$48,391,373	$329,983	$51,120,020

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or June 30, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$ —	$ —	$ —	$76	$329,907	$ —	$ —	$ —	$329,983	$76